Distribution Date:	05/17/23	BBCMS Mortgage Trust 2023-C19
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2023-C19

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC

Certificate Factor Detail	3		Attention: Daniel Vinson		daniel.vinson@barclays.com

Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Bond / Collateral Reconciliation - Cash Flows	6				trustadministrationgroup@wellsfargo.com

Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	KeyBank National Association

Mortgage Loan Detail (Part 1)	13-14		www.key.com/key2cre	(877) 379-1625	Surveillance_Inquiries@KeyBank.com
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	15-16
		Special Servicer	K-Star Asset Management LLC
Principal Prepayment Detail	17
			Attention: Lindsey Wright		Lindsey.Wright@KKR.com

Historical Detail	18		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States

Delinquency Loan Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC

Collateral Stratification and Historical Detail	20	Representations Reviewer
			Attention: BBCMS 2023-C19 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	21
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	Computershare Trust Company, N.A.

Modified Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05553RAA8	5.698000%	5,251,000.00	5,251,000.00	81,300.51	24,933.50	0.00	0.00	106,234.01	5,169,699.49	30.00%	30.00%
A-2A	05553RAB6	5.756000%	120,000,000.00	120,000,000.00	0.00	575,600.00	0.00	0.00	575,600.00	120,000,000.00	30.00%	30.00%
A-2B	05553RAZ3	5.753000%	176,000,000.00	176,000,000.00	0.00	843,773.33	0.00	0.00	843,773.33	176,000,000.00	30.00%	30.00%
A-5	05553RAC4	5.451000%	287,500,000.00	287,500,000.00	0.00	1,305,968.75	0.00	0.00	1,305,968.75	287,500,000.00	30.00%	30.00%
A-SB	05553RAD2	5.700000%	5,800,000.00	5,800,000.00	0.00	27,550.00	0.00	0.00	27,550.00	5,800,000.00	30.00%	30.00%
A-S	05553RAG5	6.070000%	100,861,000.00	100,861,000.00	0.00	510,188.56	0.00	0.00	510,188.56	100,861,000.00	18.13%	18.13%
B	05553RAH3	6.333317%	39,283,000.00	39,283,000.00	0.00	207,326.41	0.00	0.00	207,326.41	39,283,000.00	13.50%	13.50%
C	05553RAJ9	6.385317%	33,974,000.00	33,974,000.00	0.00	180,778.97	0.00	0.00	180,778.97	33,974,000.00	9.50%	9.50%
D-RR	05553RAL4	6.385317%	10,617,000.00	10,617,000.00	0.00	56,494.09	0.00	0.00	56,494.09	10,617,000.00	8.25%	8.25%
E-RR	05553RAN0	6.385317%	8,494,000.00	8,494,000.00	0.00	45,197.40	0.00	0.00	45,197.40	8,494,000.00	7.25%	7.25%
F-RR	05553RAQ3	6.385317%	8,494,000.00	8,494,000.00	0.00	45,197.40	0.00	0.00	45,197.40	8,494,000.00	6.25%	6.25%
G-RR	05553RAS9	6.385317%	14,863,000.00	14,863,000.00	0.00	79,087.47	0.00	0.00	79,087.47	14,863,000.00	4.50%	4.50%
H-RR	05553RAU4	6.385317%	9,556,000.00	9,556,000.00	0.00	50,848.41	0.00	0.00	50,848.41	9,556,000.00	3.38%	3.38%
J-RR*	05553RAW0	6.385317%	28,665,938.00	28,665,938.00	0.00	152,534.25	0.00	0.00	152,534.25	28,665,938.00	0.00%	0.00%
R	05553RAX8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05553RBB5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			849,358,938.00	849,358,938.00	81,300.51	4,105,478.54	0.00	0.00	4,186,779.05	849,277,637.49

X-A	05553RAE0	0.778749%	594,551,000.00	594,551,000.00	0.00	385,838.32	0.00	0.00	385,838.32	594,469,699.49
X-B	05553RAF7	0.241508%	140,144,000.00	140,144,000.00	0.00	28,204.93	0.00	0.00	28,204.93	140,144,000.00
Notional SubTotal			734,695,000.00	734,695,000.00	0.00	414,043.25	0.00	0.00	414,043.25	734,613,699.49

Deal Distribution Total					81,300.51	4,519,521.79	0.00	0.00	4,600,822.30

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05553RAA8	1,000.00000000	15.48286231	4.74833365	0.00000000	0.00000000	0.00000000	0.00000000	20.23119596	984.51713769
A-2A	05553RAB6	1,000.00000000	0.00000000	4.79666667	0.00000000	0.00000000	0.00000000	0.00000000	4.79666667	1,000.00000000
A-2B	05553RAZ3	1,000.00000000	0.00000000	4.79416665	0.00000000	0.00000000	0.00000000	0.00000000	4.79416665	1,000.00000000
A-5	05553RAC4	1,000.00000000	0.00000000	4.54250000	0.00000000	0.00000000	0.00000000	0.00000000	4.54250000	1,000.00000000
A-SB	05553RAD2	1,000.00000000	0.00000000	4.75000000	0.00000000	0.00000000	0.00000000	0.00000000	4.75000000	1,000.00000000
A-S	05553RAG5	1,000.00000000	0.00000000	5.05833335	0.00000000	0.00000000	0.00000000	0.00000000	5.05833335	1,000.00000000
B	05553RAH3	1,000.00000000	0.00000000	5.27776417	0.00000000	0.00000000	0.00000000	0.00000000	5.27776417	1,000.00000000
C	05553RAJ9	1,000.00000000	0.00000000	5.32109760	0.00000000	0.00000000	0.00000000	0.00000000	5.32109760	1,000.00000000
D-RR	05553RAL4	1,000.00000000	0.00000000	5.32109730	0.00000000	0.00000000	0.00000000	0.00000000	5.32109730	1,000.00000000
E-RR	05553RAN0	1,000.00000000	0.00000000	5.32109725	0.00000000	0.00000000	0.00000000	0.00000000	5.32109725	1,000.00000000
F-RR	05553RAQ3	1,000.00000000	0.00000000	5.32109725	0.00000000	0.00000000	0.00000000	0.00000000	5.32109725	1,000.00000000
G-RR	05553RAS9	1,000.00000000	0.00000000	5.32109736	0.00000000	0.00000000	0.00000000	0.00000000	5.32109736	1,000.00000000
H-RR	05553RAU4	1,000.00000000	0.00000000	5.32109774	0.00000000	0.00000000	0.00000000	0.00000000	5.32109774	1,000.00000000
J-RR	05553RAW0	1,000.00000000	0.00000000	5.32109746	0.00000000	0.00000000	0.00000000	0.00000000	5.32109746	1,000.00000000
R	05553RAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05553RBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05553RAE0	1,000.00000000	0.00000000	0.64895748	0.00000000	0.00000000	0.00000000	0.00000000	0.64895748	999.86325730
X-B	05553RAF7	1,000.00000000	0.00000000	0.20125678	0.00000000	0.00000000	0.00000000	0.00000000	0.20125678	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/23 - 04/30/23	30	0.00	24,933.50	0.00	24,933.50	0.00	0.00	0.00	24,933.50	0.00
A-2A	04/01/23 - 04/30/23	30	0.00	575,600.00	0.00	575,600.00	0.00	0.00	0.00	575,600.00	0.00
A-2B	04/01/23 - 04/30/23	30	0.00	843,773.33	0.00	843,773.33	0.00	0.00	0.00	843,773.33	0.00
A-5	04/01/23 - 04/30/23	30	0.00	1,305,968.75	0.00	1,305,968.75	0.00	0.00	0.00	1,305,968.75	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	27,550.00	0.00	27,550.00	0.00	0.00	0.00	27,550.00	0.00
X-A	04/01/23 - 04/30/23	30	0.00	385,838.32	0.00	385,838.32	0.00	0.00	0.00	385,838.32	0.00
X-B	04/01/23 - 04/30/23	30	0.00	28,204.93	0.00	28,204.93	0.00	0.00	0.00	28,204.93	0.00
A-S	04/01/23 - 04/30/23	30	0.00	510,188.56	0.00	510,188.56	0.00	0.00	0.00	510,188.56	0.00
B	04/01/23 - 04/30/23	30	0.00	207,326.41	0.00	207,326.41	0.00	0.00	0.00	207,326.41	0.00
C	04/01/23 - 04/30/23	30	0.00	180,778.97	0.00	180,778.97	0.00	0.00	0.00	180,778.97	0.00
D-RR	04/01/23 - 04/30/23	30	0.00	56,494.09	0.00	56,494.09	0.00	0.00	0.00	56,494.09	0.00
E-RR	04/01/23 - 04/30/23	30	0.00	45,197.40	0.00	45,197.40	0.00	0.00	0.00	45,197.40	0.00
F-RR	04/01/23 - 04/30/23	30	0.00	45,197.40	0.00	45,197.40	0.00	0.00	0.00	45,197.40	0.00
G-RR	04/01/23 - 04/30/23	30	0.00	79,087.47	0.00	79,087.47	0.00	0.00	0.00	79,087.47	0.00
H-RR	04/01/23 - 04/30/23	30	0.00	50,848.41	0.00	50,848.41	0.00	0.00	0.00	50,848.41	0.00
J-RR	04/01/23 - 04/30/23	30	0.00	152,534.25	0.00	152,534.25	0.00	0.00	0.00	152,534.25	0.00
Totals			0.00	4,519,521.79	0.00	4,519,521.79	0.00	0.00	0.00	4,519,521.79	0.00

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	Additional Information
Total Available Distribution Amount (1)	4,600,822.30
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,533,796.10	Master Servicing Fee	5,143.67
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,120.46
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	353.90
ARD Interest	0.00	Operating Advisor Fee	1,443.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.34
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,533,796.10	Total Fees	14,274.28

Principal		Expenses/Reimbursements
Scheduled Principal	81,300.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	81,300.51	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,519,521.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	81,300.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,600,822.30
Total Funds Collected	4,615,096.61	Total Funds Distributed	4,615,096.58

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	849,358,938.72	849,358,938.72	Beginning Certificate Balance	849,358,938.00
(-) Scheduled Principal Collections	81,300.51	81,300.51	(-) Principal Distributions	81,300.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	849,277,638.21	849,277,638.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	849,358,938.72	849,358,938.72	Ending Certificate Balance	849,277,637.49
Ending Actual Collateral Balance	849,277,638.21	849,277,638.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.72)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.72)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.39%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	5	19,039,994.06	2.24%	118	6.8740	1.441520	1.39 or less	11	114,935,214.25	13.53%	101	7.3809	1.289277
5,000,000 to 9,999,999	9	67,418,809.57	7.94%	118	6.8201	1.440921	1.40 to 1.69	10	193,747,107.75	22.81%	108	6.3170	1.483468
10,000,000 to 19,999,999	10	128,069,947.39	15.08%	110	6.7667	2.278432	1.70 to 1.79	2	41,591,343.15	4.90%	119	6.3354	1.727495
20,000,000 to 29,999,999	13	322,382,220.19	37.96%	84	6.4444	1.873433	1.80 to 1.89	6	110,950,000.00	13.06%	104	6.4986	1.828070
30,000,000 to 39,999,999	3	97,866,667.00	11.52%	99	6.1064	1.869280	1.90 to 1.99	2	65,000,000.00	7.65%	58	6.2142	1.922967
40,000,000 to 47,499,999	4	160,000,000.00	18.84%	88	6.0533	2.026128	2.00 to 2.49	8	224,250,000.00	26.40%	94	5.9738	2.193959
47,500,000 or higher	1	54,500,000.00	6.42%	119	6.2190	1.430000	2.50 or more	6	98,803,973.06	11.63%	79	6.4740	2.815119
Totals	45	849,277,638.21	100.00%	96	6.4054	1.890321	Totals	45	849,277,638.21	100.00%	96	6.4054	1.890321
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	1,517,782.07	0.18%	118	6.9700	1.320000	West Virginia	1	169,751.94	0.02%	118	6.9700	1.320000
Arizona	1	65,000,000.00	7.65%	58	6.2142	1.922967	Totals	109	849,277,638.21	100.00%	96	6.4054	1.890321
California	32	161,836,298.19	19.06%	113	6.6367	1.804234
									Property Type³
Connecticut	1	424,058.82	0.05%	58	6.1380	2.710000
Florida	6	2,095,941.18	0.25%	58	6.1380	2.710000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	5	3,176,889.24	0.37%	94	6.6323	1.884266		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	40,315,747.58	4.75%	119	6.1995	1.862986	Industrial	16	148,587,941.17	17.50%	113	6.9810	1.554304
Iowa	2	4,311,249.19	0.51%	116	6.4400	2.900000	Lodging	13	76,830,422.95	9.05%	117	7.1615	2.274604
Kansas	3	8,259,259.34	0.97%	115	6.8050	1.830000	Mixed Use	6	163,745,220.19	19.28%	107	6.3313	1.721879
Louisiana	1	1,781,828.47	0.21%	119	6.8300	1.310000	Mobile Home Park	11	4,643,214.89	0.55%	118	6.9700	1.320000
Maine	1	28,192,000.00	3.32%	109	4.9200	1.580000	Multi-Family	9	49,412,000.00	5.82%	113	5.8021	1.456274
Maryland	1	7,920,000.00	0.93%	119	6.7200	1.460000	Office	13	133,212,118.65	15.69%	67	5.9500	2.211093
Missouri	2	5,273,003.23	0.62%	116	6.4400	2.900000	Other	1	26,400,000.00	3.11%	58	7.0620	1.810000
Nevada	3	780,882.35	0.09%	58	6.1380	2.710000	Retail	40	246,446,720.37	29.02%	88	6.1580	2.018017
New Jersey	4	166,153,972.05	19.56%	118	6.6529	1.903386	Totals	109	849,277,638.21	100.00%	96	6.4054	1.890321
New York	7	96,465,220.19	11.36%	69	6.5062	1.722981
North Carolina	4	19,806,295.01	2.33%	116	6.9286	1.742796
Ohio	1	7,400,000.00	0.87%	119	7.2500	1.273617
Oklahoma	3	7,075,799.48	0.83%	84	6.4435	2.306957
Pennsylvania	12	46,397,347.59	5.46%	80	6.2873	2.354000
South Carolina	1	199,708.17	0.02%	118	6.9700	1.320000
Texas	4	79,959,653.41	9.42%	88	6.3294	1.982888
Virginia	2	42,014,950.72	4.95%	61	6.0950	2.147797
Washington	1	22,750,000.00	2.68%	118	5.7420	2.180000
Washington, DC	1	30,000,000.00	3.53%	55	6.0500	1.473650

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.99999 or less	1	28,192,000.00	3.32%	109	4.9200	1.580000	12 months or less	45	849,277,638.21	100.00%	96	6.4054	1.890321
	5.00000 to 5.50000	1	6,450,000.00	0.76%	119	5.4700	1.570000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.50001 to 5.99999	7	173,000,001.00	20.37%	87	5.8888	2.294193	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49999	13	370,150,000.00	43.58%	92	6.1596	1.947810	Totals	45	849,277,638.21	100.00%	96	6.4054	1.890321
	6.50000 to 7.00000	10	74,331,337.21	8.75%	117	6.8228	1.588591
	7.00001 or greater	13	197,154,300.00	23.21%	100	7.4057	1.596609
	Totals	45	849,277,638.21	100.00%	96	6.4054	1.890321
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	109 months or less	12	325,882,221.19	38.37%	61	6.1578	2.011893	Interest Only	34	728,067,001.00	85.73%	95	6.2687	1.882705
110 months to 116 months		7	97,053,972.06	11.43%	115	7.3921	1.945126	354 months or less	3	52,194,192.25	6.15%	82	7.6282	2.064319
	117 months or greater	26	426,341,444.96	50.20%	118	6.3700	1.784919	355 months or greater	8	69,016,444.96	8.13%	118	6.9228	1.839074
	Totals	45	849,277,638.21	100.00%	96	6.4054	1.890321	Totals	45	849,277,638.21	100.00%	96	6.4054	1.890321
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		45	849,277,638.21	100.00%	96	6.4054	1.890321			No outstanding loans in this group
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	849,277,638.21	100.00%	96	6.4054	1.890321
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1-A-2-C1	10245641	1	RT	Scottsdale	AZ	Actual/360	6.214%	207,141.67	0.00	0.00	N/A	03/06/28	--	40,000,000.00	40,000,000.00	05/06/23
1-A-2-C3-1	10245642	1				Actual/360	6.214%	129,463.54	0.00	0.00	N/A	03/06/28	--	25,000,000.00	25,000,000.00	05/06/23
2-A-4	10245643	1	MU	West Hollywood	CA	Actual/360	5.941%	198,035.71	0.00	0.00	N/A	02/06/33	--	40,000,000.00	40,000,000.00	05/06/23
2-A-8	10245644	1				Actual/360	5.941%	123,772.32	0.00	0.00	N/A	02/06/33	--	25,000,000.00	25,000,000.00	05/06/23
3	10245645	1	MU	Fort Lee	NJ	Actual/360	6.219%	282,446.25	0.00	0.00	N/A	04/06/33	--	54,500,000.00	54,500,000.00	05/06/23
4-A-1-1	10245646	1	RT	Blackwood	NJ	Actual/360	6.124%	187,122.22	0.00	0.00	N/A	03/01/33	--	36,666,667.00	36,666,667.00	05/01/23
4-A-2-1	10245648	1				Actual/360	6.124%	68,044.44	0.00	0.00	N/A	03/01/33	--	13,333,333.00	13,333,333.00	05/01/23
5-A-3-1	10245650	1	IN	Rialto	CA	Actual/360	7.610%	158,541.67	0.00	0.00	N/A	12/06/32	--	25,000,000.00	25,000,000.00	05/06/23
5-A-5	10245651	1				Actual/360	7.610%	126,833.33	0.00	0.00	N/A	12/06/32	--	20,000,000.00	20,000,000.00	05/06/23
5-A-7	10245652	1				Actual/360	7.610%	19,025.00	0.00	0.00	N/A	12/06/32	--	3,000,000.00	3,000,000.00	05/06/23
6-A-13-1	10245654	1	RT	Valley Stream	NY	Actual/360	5.899%	122,895.83	0.00	0.00	N/A	01/06/28	--	25,000,000.00	25,000,000.00	05/06/23
6-A-5	10245653	1				Actual/360	5.899%	105,690.42	0.00	0.00	N/A	01/06/28	--	21,500,000.00	21,500,000.00	05/06/23
7-A-1	10245655	1	OF	Herndon	VA	Actual/360	6.058%	201,933.33	0.00	0.00	N/A	03/05/28	--	40,000,000.00	40,000,000.00	05/05/23
8	10245658	1	RT	Fort Worth	TX	Actual/360	6.000%	200,000.00	0.00	0.00	N/A	03/06/33	--	40,000,000.00	40,000,000.00	05/06/23
9-A-1-2	10245659	1	OF	Various	Various	Actual/360	5.875%	112,604.17	0.00	0.00	N/A	02/06/28	--	23,000,000.00	23,000,000.00	05/06/23
9-A-2	10245660	1				Actual/360	5.875%	77,109.38	0.00	0.00	N/A	02/06/28	--	15,750,001.00	15,750,001.00	05/06/23
10-A-3	10245661	1	IN	Parsippany	NJ	Actual/360	7.260%	178,475.00	0.00	0.00	N/A	04/06/33	--	29,500,000.00	29,500,000.00	05/06/23
10-A-4	10245662	1				Actual/360	7.260%	51,425.00	0.00	0.00	N/A	04/06/33	--	8,500,000.00	8,500,000.00	05/06/23
11	10245663	1	IN	Mount Vernon	IL	Actual/360	6.140%	159,640.00	0.00	0.00	04/06/33	04/06/38	--	31,200,000.00	31,200,000.00	05/06/23
12	10245664	1	OF	Washington	DC	Actual/360	6.050%	151,250.00	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	05/06/23
13	10245665	1	MU	New York	NY	Actual/360	7.490%	178,347.99	33,555.83	0.00	N/A	12/06/27	--	28,573,776.02	28,540,220.19	05/06/23
14	10245666	1	MF	Portland	ME	Actual/360	4.920%	115,587.20	0.00	0.00	N/A	06/01/32	--	28,192,000.00	28,192,000.00	05/01/23
15	10245667	1	98	Bryan	TX	Actual/360	7.062%	155,364.00	0.00	0.00	N/A	03/01/28	--	26,400,000.00	26,400,000.00	05/01/23
16-A-2-1	10245668	1	LO	Atlantic City	NJ	Actual/360	7.795%	76,881.75	8,561.77	0.00	N/A	11/06/32	--	11,835,547.80	11,826,986.03	05/06/23
16-A-2-2	10245669	1				Actual/360	7.795%	76,881.75	8,561.77	0.00	N/A	11/06/32	--	11,835,547.80	11,826,986.03	05/06/23
17	10245670	1	OF	Bellevue	WA	Actual/360	5.742%	108,858.75	0.00	0.00	N/A	03/06/33	--	22,750,000.00	22,750,000.00	05/06/23
18	10244199	1	Various Various		Various	Actual/360	6.138%	115,087.50	0.00	0.00	N/A	03/11/28	--	22,500,000.00	22,500,000.00	05/11/23
19	10245671	1	RT	Yorba Linda	CA	Actual/360	6.430%	97,789.58	0.00	0.00	N/A	04/06/33	--	18,250,000.00	18,250,000.00	05/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

							Mortgage Loan Detail (Part 1)

			Prop										Original Adjusted		Beginning	Ending	Paid
			Type				Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City		State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
20	10245672	1	LO	Various		Various	Actual/360	6.440%	74,596.67	0.00	0.00	N/A	01/06/33	--	13,900,000.00	13,900,000.00	05/06/23
21	10245673	1	IN	Various		Various	Actual/360	6.805%	65,214.58	0.00	0.00	N/A	12/06/32	--	11,500,000.00	11,500,000.00	05/06/23
22	10245674	1	LO	Hesperia		CA	Actual/360	7.315%	68,882.92	8,701.82	0.00	N/A	04/01/33	--	11,300,000.00	11,291,298.18	05/01/23
23	10245675	1	LO	Wake Forest		NC	Actual/360	6.922%	59,990.67	8,656.85	0.00	N/A	04/01/33	--	10,400,000.00	10,391,343.15	05/01/23
24	10245676	1	LO	Mechanicsburg		PA	Actual/360	6.840%	57,000.00	0.00	0.00	N/A	02/06/33	--	10,000,000.00	10,000,000.00	05/06/23
25	10245677	1	IN	Pomona		CA	Actual/360	6.570%	53,655.00	0.00	0.00	N/A	02/01/33	--	9,800,000.00	9,800,000.00	05/01/23
26	10245678	1	MU	Frederick		MD	Actual/360	6.720%	44,352.00	0.00	0.00	N/A	04/01/33	--	7,920,000.00	7,920,000.00	05/01/23
27	10245679	1	LO	Smithfield		NC	Actual/360	7.032%	44,536.00	6,190.43	0.00	N/A	04/01/33	--	7,600,000.00	7,593,809.57	05/01/23
28	10245680	1	Various Philadelphia			PA	Actual/360	7.000%	44,216.67	0.00	0.00	N/A	02/06/33	--	7,580,000.00	7,580,000.00	05/06/23
29	10245681	1	RT	Northfield		OH	Actual/360	7.250%	44,708.33	0.00	0.00	N/A	04/06/33	--	7,400,000.00	7,400,000.00	05/06/23
30	10245682	1	MU	Brooklyn		NY	Actual/360	5.470%	29,401.25	0.00	0.00	N/A	04/06/33	--	6,450,000.00	6,450,000.00	05/06/23
31	10245683	1	MF	Brooklyn		NY	Actual/360	7.120%	37,231.67	0.00	0.00	N/A	03/06/33	--	6,275,000.00	6,275,000.00	05/06/23
32	10245684	1	MF	Brooklyn		NY	Actual/360	6.850%	33,679.17	0.00	0.00	N/A	02/06/33	--	5,900,000.00	5,900,000.00	05/06/23
33	10242027	1	RT	Plainfield		IL	Actual/360	6.370%	25,480.00	0.00	0.00	N/A	04/01/33	--	4,800,000.00	4,800,000.00	05/01/23
34	10245685	1	MH	Various		Various	Actual/360	6.970%	26,991.71	3,851.23	0.00	N/A	03/06/33	--	4,647,066.10	4,643,214.87	05/06/23
35	10241659	1	RT	Various		Various	Actual/360	6.830%	21,628.33	3,220.81	0.00	N/A	04/01/33	--	3,800,000.00	3,796,779.19	05/01/23
36	10245686	1	MF	Brooklyn		NY	Actual/360	6.850%	15,983.33	0.00	0.00	N/A	02/06/33	--	2,800,000.00	2,800,000.00	05/06/23
Totals									4,533,796.10	81,300.51	0.00				849,358,938.72	849,277,638.21
1 Property Type Codes
HC - Health Care		MU - Mixed Use			WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging			RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial			OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A-2-C1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-2-C3-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-4	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-1-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-2-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-3-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-5	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-7	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-13-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-5	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9-A-1-2	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9-A-2	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10-A-3	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10-A-4	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16-A-2-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16-A-2-2	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		0.00	0.00				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23 0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.405390%	6.385222%	96
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹
		Total	Performing	Non-Performing		REO/Foreclosure
	Past Maturity	0	0		0	0
	0 - 6 Months	0	0		0	0
	7 - 12 Months	0	0		0	0
	13 - 24 Months	0	0		0	0
	25 - 36 Months	0	0		0	0
	37 - 48 Months	0	0		0	0
	49 - 60 Months	297,690,221	297,690,221		0	0
	> 60 Months	551,587,417	551,587,417		0	0

Historical Delinquency Information
	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure
May-23	849,277,638	849,277,638	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27